6. Fixed Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	€ 1,848,025		€ 1,652,068
Less: Accumulated depreciation and amortization	(1,326,920)		(1,069,068)
Property and Equipment, net	521,105	€ 457,693	582,434
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	€ 132,452		136,356
Estimated Useful Lives	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	€ 6,206		6,206
Estimated Useful Lives	5 years
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	€ 27,706		24,993
Estimated Useful Lives	3 years
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	€ 381,397		234,230
Estimated Useful Lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	€ 26,028		20,079
Estimated Useful Lives	7 years
Therapy Devices [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	€ 99,324		86,286
Estimated Useful Lives	3 years
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	€ 1,174,912		€ 1,143,918
Estimated Useful Lives	5 years